Commitments and contingencies (Details 2) $ in Thousands	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Aircraft leases	$ 285,934
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Aircraft leases	15,876
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Aircraft leases	23,828
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Aircraft leases	23,828
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Aircraft leases	23,828
Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Aircraft leases	$ 198,574